SUPPLEMENT DATED FEBRUARY 18, 2015
to

PROSPECTUSES DATED APRIL 29, 2011
FOR MASTERS ACCESS, MASTERS I SHARE, AND MASTERS EXTRA II

PROSPECTUSES DATED APRIL 11, 2006, AS SUPPLEMENTED DECEMBER 29, 2006,
AND PROSPECTUSES DATED MAY 1, 2006
FOR MASTERS IV AND MASTERS VII

ISSUED BY DELAWARE LIFE INSURANCE COMPANY
DELAWARE LIFE VARIABLE ACCOUNT F

Effective on or about May 1, 2015, the Columbia Variable Portfolio – Marsico International Opportunities Fund will change its name to Columbia Variable Portfolio – International Opportunities Fund and will no longer be sub-advised by Marsico Capital Management, LLC.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

Masters US 2/2015